UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY SMALL CAP GROWTH FUND

FORM N-Q

JUNE 30, 2005

SMITH BARNEY SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	June 30, 2005

Shares	Security	Value
COMMON STOCK - 97.7%
CONSUMER DISCRETIONARY - 17.7%
Hotels, Restaurants & Leisure - 8.4%
116,600	Applebee’s International, Inc.	$3,088,734
70,800	Gaylord Entertainment Co.*	3,291,492
57,700	Red Robin Gourmet Burgers, Inc.*	3,576,246
87,900	Shuffle Master, Inc.*	2,463,837
74,100	Station Casinos, Inc.	4,920,240
112,600	WMS Industries, Inc.*	3,800,250

		21,140,799

Household Durables - 1.1%
31,600	Standard Pacific Corp.	2,779,220

Internet & Catalog Retail - 0.6%
83,300	Stamps.com, Inc.*	1,561,875

Media - 1.7%
106,400	aQuantive, Inc.*	1,885,408
34,000	Getty Images, Inc.*	2,524,840

		4,410,248

Specialty Retail - 5.9%
45,300	Aeropostale, Inc.*	1,522,080
148,200	Chico’s FAS, Inc.*	5,080,296
89,800	Dick’s Sporting Goods, Inc.*	3,465,382
36,800	Guitar Center, Inc.*	2,148,016
62,400	Jos. A. Bank Clothiers, Inc.*	2,701,920

		14,917,694

	TOTAL CONSUMER DISCRETIONARY	44,809,836

CONSUMER STAPLES - 2.8%
Beverages - 0.8%
23,400	Hansen Natural Corp.*	1,982,448

Household Products - 1.1%
140,000	Prestige Brands Holdings, Inc.*	2,730,000

Personal Products - 0.9%
63,800	Steiner Leisure Ltd.*	2,365,066

	TOTAL CONSUMER STAPLES	7,077,514

ENERGY - 6.5%
Energy Equipment & Services - 3.6%
28,600	Atwood Oceanics, Inc.*	1,760,616
43,800	Cal Dive International, Inc.*	2,293,806
80,100	FMC Technologies, Inc.*	2,560,797
83,700	Rowan Cos., Inc.	2,486,727

		9,101,946

Oil, Gas & Consumable Fuels - 2.9%
8,000	Bill Barrett Corp.*	236,640
82,100	Comstock Resources, Inc.*	2,076,309
91,400	Ultra Petroleum Corp.*	2,774,904
58,200	Whiting Petroleum Corp.*	2,113,242

		7,201,095

	TOTAL ENERGY	16,303,041

EXCHANGE TRADED FUNDS - 1.8%
16,600	Biotech HOLDRs, Depositary Receipts	2,777,180
27,900	iShares Nasdaq Biotechnology Index Fund*	1,894,410

	TOTAL EXCHANGE TRADED FUNDS	4,671,590

FINANCIALS - 9.1%
Commercial Banks - 4.7%
142,300	BankAtlantic Bancorp., Inc., Class A Shares	2,696,585
105,300	BankUnited Financial Corp., Class A Shares	2,847,312
55,700	East West Bancorp., Inc.	1,870,963
18,500	Preferred Bank	734,450
48,400	Westamerica Bancorp.	2,556,004

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	June 30, 2005

Shares	Security	Value
Commercial Banks (continued)
24,600	Wintrust Financial Corp.	$1,287,810

		11,993,124

Diversified Financial Services - 1.3%
47,200	Affiliated Managers Group, Inc.*	3,225,176

Insurance - 1.0%
27,800	Everest Re Group Ltd.	2,585,400

Real Estate - 2.1%
26,800	Alexandria Real Estate Equities, Inc.	1,968,460
88,400	Education Realty Trust, Inc.	1,617,720
173,200	La Quinta Corp., Paired*	1,615,956

		5,202,136

	TOTAL FINANCIALS	23,005,836

HEALTH CARE - 20.7%
Biotechnology - 4.4%
72,200	CV Therapeutics, Inc.*	1,618,724
114,600	Encysive Pharmaceuticals, Inc.*	1,238,826
65,000	Gen-Probe, Inc.*	2,354,950
46,900	Onyx Pharmaceuticals, Inc.*	1,119,972
90,200	Protein Design Labs, Inc.*	1,822,942
56,100	Serologicals Corp.*	1,192,125
102,700	Vertex Pharmaceuticals, Inc.*	1,729,468

		11,077,007

Health Care Equipment & Supplies - 4.3%
54,100	Dade Behring Holdings, Inc.	3,517,041
103,600	Kyphon, Inc.*	3,604,244
32,400	ResMed, Inc.*	2,138,076
42,900	Ventana Medical Systems, Inc.*	1,725,867

		10,985,228

Health Care Providers & Services - 10.1%
70,100	Amedisys, Inc.*	2,578,278
95,900	Centene Corp.*	3,220,322
57,800	LifePoint Hospitals, Inc.*	2,920,056
87,400	Matria Healthcare, Inc.*	2,816,902
72,300	Psychiatric Solutions, Inc.*	3,521,733
73,800	Sierra Health Services, Inc.*	5,273,748
41,900	United Surgical Partners International, Inc.*	2,182,152
121,300	VCA Antech, Inc.*	2,941,525

		25,454,716

Pharmaceuticals - 1.9%
77,700	Impax Laboratories, Inc.*	1,219,890
65,000	Salix Pharmaceuticals Ltd.*	1,147,900
84,100	Taro Pharmaceuticals Industries Ltd.*	2,444,787

		4,812,577

	TOTAL HEALTH CARE	52,329,528

INDUSTRIALS - 9.8%
Building Products - 0.5%
78,800	Builders FirstSource, Inc.*	1,276,560

Commercial Services & Supplies - 5.2%
55,200	Corporate Executive Board Co.	4,323,816
103,000	DiamondCluster International, Inc.*	1,163,900
141,700	Labor Ready, Inc.*	3,303,027
126,100	Mobile Mini, Inc.*	4,347,928

		13,138,671

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	June 30, 2005

Shares	Security	Value
INDUSTRIALS (continued)
Machinery - 2.0%
55,200	Actuant Corp., Class A Shares*	$2,646,288
69,050	Joy Global, Inc.	2,319,390

		4,965,678

Road & Rail - 0.9%
74,700	Landstar System, Inc.*	2,249,964

Trading Companies & Distributors - 1.2%
93,200	MSC Industrial Direct Co., Inc., Class A Shares	3,145,500

	TOTAL INDUSTRIALS	24,776,373

INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 3.2%
158,400	Emulex Corp.*	2,892,384
41,700	F5 Networks, Inc.*	1,969,699
219,400	FalconStor Software, Inc.*	1,432,682
100,000	Tekelec*	1,680,000

		7,974,765

Electronic Equipment & Instruments - 2.1%
43,550	Benchmark Electronics, Inc.*	1,324,791
52,400	FLIR Systems, Inc.*	1,563,616
64,600	Trimble Navigation Ltd.*	2,517,462

		5,405,869

Internet Software & Services - 6.1%
96,300	Akamai Technologies, Inc.*	1,264,419
222,500	CNET Networks, Inc.*	2,612,150
77,700	GSI Commerce, Inc.*	1,301,475
46,900	j2 Global Communications, Inc.*	1,615,236
105,800	Jupitermedia Corp.*	1,812,354
336,200	MPS Group, Inc.*	3,167,004
86,200	NETGEAR, Inc.*	1,603,320
156,500	ValueClick, Inc.*	1,929,645

		15,305,603

Semiconductors & Semiconductor Equipment - 6.8%
165,600	Cypress Semiconductor Corp.*	2,084,904
56,100	FormFactor, Inc.*	1,482,162
248,400	Mattson Technology, Inc.*	1,778,544
135,000	MEMC Electronic Materials, Inc.*	2,128,950
118,400	Micrel, Inc.*	1,363,968
123,200	Microsemi Corp.*	2,316,160
78,200	MKS Instruments, Inc.*	1,320,798
421,400	ON Semiconductor Corp.*	1,938,440
38,500	Tessera Technologies, Inc.*	1,286,285
68,700	Trident Microsystems, Inc.*	1,558,803

		17,259,014

Software - 6.0%
97,600	Blackbaud, Inc.	1,317,600
47,600	Hyperion Solutions Corp.*	1,915,424
220,300	Informatica Corp.*	1,848,317
27,800	Kronos, Inc.*	1,122,842
51,500	Mercury Interactive Corp.*	1,975,540
16,700	MICROS Systems, Inc.*	747,325
185,900	Quest Software, Inc.*	2,533,817
64,000	SS&C Technologies, Inc.	2,027,520
94,600	Witness Systems, Inc.*	1,724,558

		15,212,943

	TOTAL INFORMATION TECHNOLOGY	61,158,194

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	June 30, 2005

Shares	Security	Value
MATERIALS - 3.2%
Containers & Packaging - 1.7%
80,800	Jarden Corp.*	$4,356,736

Metals & Mining - 1.5%
22,300	Cleveland-Cliffs, Inc.	1,288,048
108,100	Compass Minerals International, Inc.	2,529,540

		3,817,588

	TOTAL MATERIALS	8,174,324

TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
188,100	Alamosa Holdings, Inc.*	2,614,590
265,100	UbiquiTel, Inc.*	2,163,216

	TOTAL TELECOMMUNICATION SERVICES	4,777,806

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $182,732,170)	247,084,042

Face Amount
SHORT-TERM INVESTMENT - 1.6%
Repurchase Agreement - 1.6%
$3,988,000	Interest in $1,006,158,000 joint tri-party repurchase agreement dated 6/30/05 with Goldman Sachs Group, Inc., 3.350% due 7/1/05, Proceeds at maturity - $3,988,371; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 13.250% due 8/15/05 to 2/15/27; Market value - $4,067,761) (Cost - $3,988,000)	3,988,000

	TOTAL INVESTMENTS - 99.3% (Cost - $186,720,170#)	251,072,042
	Other Assets in Excess of Liabilities - 0.7%	1,799,893

	TOTAL NET ASSETS - 100.0%	$252,871,935

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Growth Fund (the “Fund”), a separate diversified investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$66,701,992
Gross unrealized depreciation	(2,350,120)

Net unrealized appreciation	$64,351,872

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 29, 2005